Consolidated Statements of Stockholders' Equity (Deficit) (Audited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrants	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Aug. 31, 2018	121,575,388
Beginning balance, value at Aug. 31, 2018	$ 12,158	$ 9,840,420	$ 89,722	$ (7,296,777)	$ 2,645,523
Issuance of shares of common stock for cash, shares	10,277,777
Issuance of shares of common stock for cash, value	$ 1,028	4,441,384	2,784,387		7,226,799
Issuance of shares of common stock for services, shares	2,645,610
Issuance of shares of common stock for services, value	$ 264	1,018,445			1,018,709
Expiration of warrants			(89,722)
Other comprehensive income					2,810,013
Net (Loss) Profit				1,132,970	1,132,970
Ending balance, shares at Aug. 31, 2019	134,498,775
Ending balance, value at Aug. 31, 2019	$ 13,450	15,300,250	2,784,387	(6,163,807)	14,744,292
Issuance of shares of common stock for services, shares	566,666
Issuance of shares of common stock for services, value	$ 54	102,066			102,120
Other comprehensive income					(2,844,846)
Net (Loss) Profit					(6,010,061)
Ending balance, shares at Feb. 29, 2020	135,035,441
Ending balance, value at Feb. 29, 2020	$ 13,504	15,372,316	2,784,387	(12,173,868)	3,151,492
Beginning balance, shares at Aug. 31, 2019	134,498,775
Beginning balance, value at Aug. 31, 2019	$ 13,450	15,300,250	2,784,387	(6,163,807)	14,744,292
Issuance of shares of common stock for services, shares	581,666
Issuance of shares of common stock for services, value	$ 58	72,062			72,120
Other comprehensive income					(5,584,424)
Net (Loss) Profit				(7,467,464)	(7,467,464)
Ending balance, shares at Aug. 31, 2020	135,080,441
Ending balance, value at Aug. 31, 2020	$ 13,508	15,372,311	2,784,387	(13,631,271)	1,764,524
Beginning balance, value at Nov. 30, 2019			2,784,387
Issuance of shares of common stock for services, shares	536,666
Issuance of shares of common stock for services, value	$ 54	102,066			102,120
Other comprehensive income					(2,104,046)
Net (Loss) Profit					(867,865)
Ending balance, shares at Feb. 29, 2020	135,035,441
Ending balance, value at Feb. 29, 2020	$ 13,504	15,372,316	2,784,387	(12,173,868)	3,151,492
Beginning balance, shares at Aug. 31, 2020	135,080,441
Beginning balance, value at Aug. 31, 2020	$ 13,508	15,372,311	2,784,387	(13,631,271)	1,764,524
Issuance of shares of common stock for services, shares	157,143
Issuance of shares of common stock for services, value	$ 16	32,984			33,000
Expiration of warrants			439,330		439,330
Other comprehensive income					2,735,220
Net (Loss) Profit					(1,189,522)
Ending balance, shares at Feb. 28, 2021	135,237,584
Ending balance, value at Feb. 28, 2021	$ 13,524	15,405,295	3,223,717	(14,820,793)	3,782,552
Beginning balance, value at Nov. 30, 2020			2,784,387
Expiration of warrants			439,330		439,330
Other comprehensive income					2,622,133
Net (Loss) Profit					(534,755)
Ending balance, shares at Feb. 28, 2021	135,237,584
Ending balance, value at Feb. 28, 2021	$ 13,524	$ 15,405,295	$ 3,223,717	$ (14,820,793)	$ 3,782,552